Other comprehensive income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other comprehensive income (loss)
Equity method investees - share of OCI, Pretax	€ 58,166
Equity method investees - share of OCI, net	58,166
FVOCI equity investments, pretax	19,439
FVOCI equity investments, tax	(2,326)
FVOCI equity investments, net	17,113
Actuarial gains (losses) on defined benefit pension plans	4,176	€ (99,613)	€ (28,070)
Actuarial gain (loss) on defined benefit pension plans, Tax effect	(1,191)	30,245	7,713
Actuarial gain (loss) on defined benefit pension plans, Net	2,985	(69,368)	(20,357)
Foreign currency translation adjustment, Pretax	(1,359,397)	263,835	327,317
Foreign currency translation adjustment, Net	(1,359,397)	263,835	327,317
FVOCI debt securities, pretax	29,096
FVOCI debt securities, tax	(5,048)
FVOCI debt securities, net	24,048
Changes in fair value of cash flow hedges during the period, Pretax	6,123	(15,996)	4,924
Changes in fair value of cash flow hedges during the period, Tax effect	(1,839)	3,892	(1,301)
Changes in fair value of cash flow hedges during the period, Net	4,284	(12,104)	3,623
Cost of hedging, Pretax	(2,062)	(1,473)	(2,244)
Cost of hedging, Tax effect	608	460	603
Cost of hedging, Net	(1,454)	(1,013)	(1,641)
Reclassification adjustments, pretax	(1,282)	5,836	20,880
Reclassification adjustments, Tax effect	482	(1,678)	(6,036)
Reclassification adjustments, Net	(800)	4,158	14,844
Total other comprehensive income (loss) relating to cash flow hedges, Pretax	2,779	(11,633)	23,560
Total other comprehensive income (loss) relating to cash flow hedges, Tax effect	(749)	2,674	(6,734)
Total other comprehensive income (loss) relating to cash flow hedges, Net	2,030	(8,959)	16,826
Other comprehensive income (loss), Pretax	(1,245,741)	152,589	322,807
Other comprehensive income (loss), Tax effect	(9,314)	32,919	979
Other comprehensive income (loss), net of tax	€ (1,255,055)	€ 185,508	€ 323,786